SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM FLOATING RATE INCOME FUND

Effective September 30, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following replaces all references to Norman Boucher and Robert Salvin in the section titled “Your fund’s management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Reema Agarwal, CFA, Portfolio Manager, portfolio manager of the fund since 2024.
Margaret Chiu, CFA, Portfolio Manager, portfolio manager of the fund since 2024.
Justin Ma, CFA, Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following replaces all references to Norman Boucher and Robert Salvin in the section titled “Who oversees and manages the fund? – Portfolio managers” in the Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Reema Agarwal, CFA	2024	Franklin Advisers 2004-Present	Portfolio Manager
Margaret Chiu, CFA	2024	Franklin Advisers 2012-Present	Portfolio Manager
Justin Ma, CFA	2024	Franklin Advisers 2006-Present	Portfolio Manager
3)	The following replaces all references to Norman Boucher and Robert Salvin in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in the Fund’s SAI:
Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Reema Agarwal*	3	$2,501,600,000	1	$383,200,000	1	$500,000
Margaret Chiu*	3	$2,501,600,000	1	$383,200,000	1	$500,000
Justin Ma*	4	$2,788,600,000	0	$0	0	$0

*Information is provided as of August 31, 2024.

4)	The following replaces all references to Norman Boucher and Robert Salvin in the section titled “PORTFOLIO MANAGERS – Ownership of securities” in the Fund’s SAI:

Portfolio manager(s)	Dollar range of fund shares owned
Reema Agarwal*	None
Margaret Chiu*	None
Justin Ma*	None
*Information is provided as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

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